Income Taxes - Classification of Consolidated Balance Sheets on Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Classification in the consolidated balance sheets:
Deferred tax assets, net	¥ 0	$ 0	¥ 0
Deferred tax liabilities	¥ 824	$ 116	¥ 1,832